Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Names of Related Parties and Relationship	Names of related parties and relationship
Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Note: Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.

Schedule of Interest Expense and Interest Payable

The Company’s interest expense and interest payable related to the loan from related parties are as follows:

	Six months ended June 30
	2025	2024
Interest expense	$-	$113,549

	June 30, 2025	December 31, 2024
Interest payable	$-	$-

Schedule of Key Management Compensation	Key management compensation
	Six months ended June 30
	2025	2024
Salaries and other short-term employee benefits	$889,685	$970,844
Post-employment benefits	2,447	13,697
Share-based compensation expenses	394,281	-
	$1,286,413	$984,541